Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Liabilities for guarantees narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities for guarantees:
Liability for guarantees	$ 474	$ 476	$ 418
Variable annuities
Liabilities for guarantees:
Liability for guarantees	474	476	418
Variable annuities | In the event of death
Liabilities for guarantees:
Liability for guarantees	69	67	78
Variable annuities | Liability for guarantees related to income benefits
Liabilities for guarantees:
Liability for guarantees	18	24	21
Variable annuities | Guaranteed accumulation benefits
Liabilities for guarantees:
Liability for guarantees	12	18	18
Variable annuities | For cumulative periodic withdrawals
Liabilities for guarantees:
Liability for guarantees	11	15	14
Variable annuities | Other guarantees
Liabilities for guarantees:
Liability for guarantees	$ 364	$ 352	$ 287